Capital disclosures and analysis of changes in net debt - Disclosure of the net debt ratio (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Disclosure of detailed information about hedges [line items]
Gross debt	$ 65,799		$ 63,230					$ 58,300
Debt, net of hedging instruments	66,612		63,405
Less: cash and cash equivalents	22,468		25,586			$ 25,575	[1]	23,484	[1]	$ 26,389	[1]
Net debt	44,144		37,819					35,513
Equity	$ 101,548	[2]	$ 100,404	[2]	$ 101,218	$ 100,224	[2]	96,843	[2]	$ 98,387	[2]
Net debt ratio	0.303		0.274
Gain (loss) on change in fair value of borrowings	$ (856)		$ 1,314
Debt Hedges
Disclosure of detailed information about hedges [line items]
Less: fair value asset (liability) of hedges related to finance debta	(813)		(175)					(697)
Gain (loss) on change in fair value of borrowings	193		(1,086)
Debt Hedges | Derivatives
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss	827		634					$ 1,962
Net cash flow outflow on finance debt	$ 0		$ 242

[1]	a See Note 1 for further information.
[2]	See Note 32 for further information.